UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 11.5%	Alabama State Public School and College Authority, Capital Improvement Revenue Bonds, Series C, 5.75%, 7/01/18	$7,000	$7,299,880
	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	755	726,076
	Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding Bonds (Champion International Corporation Project), AMT, Series A, 6.70%, 11/01/29	3,000	3,016,800
			11,042,756
Arizona - 4.2%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/32	1,455	1,260,408
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	2,390	2,034,201
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 6.25%, 5/01/15	210	198,920
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 7%, 5/01/20	210	194,042
	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 7.25%, 5/01/27	420	382,847
			4,070,418
California - 15.0%	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series B, 5.875%, 6/01/46 (n)	585	34,445
	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (n)	3,095	72,794
	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series D, 7.251%, 6/01/55 (n)	3,955	74,196
	California State, GO, 5%, 3/01/33 (a)	5,000	4,941,500
	California State, GO, Refunding, 5%, 6/01/32	1,950	1,917,630
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125%, 6/01/47	950	765,358
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	1,835	1,758,370
	West Valley Mission Community College District, California, GO (Election of 2004), Series A, 4.75%, 8/01/30 (b)	5,000	4,885,250
			14,449,543

Portfolio Abbreviations
To simplify the listings of Blackrock Strategic Municipal Trust's portfolio of holdings in the Schedule of Investments we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDB	Industrial Development Board
EDR	Economic Development Revenue	S/F	Single-Family
GO	General Obligation Bonds

BlackRock Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Colorado - 3.8%	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds,
	Subordinate Lien, Series C, 5%, 11/15/45 (b)	$445	$438,294
	Northwest Parkway Public Highway Authority, Colorado, Senior Revenue
	Bonds, CABS, Series B, 6.30%, 6/15/11 (b)(c)(n)	10,000	2,854,800
	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported
	Revenue Refunding Bonds, 5.50%, 12/01/37	440	402,838
			3,695,932
Connecticut -	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding
7.2%	Bonds, Sub-Series A, 5.50%, 9/01/28	1,500	1,348,830
	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding
	Bonds, Sub-Series B, 5.75%, 9/01/27 (d)	6,000	5,620,140
			6,968,970
Florida - 15.2%	Arborwood Community Development District, Florida, Capital Improvement
	Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%,
	5/01/14	1,635	1,471,124
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds,
	Series A, 5%, 6/01/38	1,050	899,147
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
	Gypsum Company), AMT, Series A, 7.125%, 4/01/30	3,300	3,259,971
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), Series A, 5%, 8/15/37	715	652,516
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding
	Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	2,045	2,079,642
	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds,
	4.75%, 10/01/32 (e)	5,265	4,911,297
	Sumter Landing Community Development District, Florida, Recreational
	Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	1,605	1,346,980
			14,620,677
Illinois - 9.4%	Bolingbrook, Illinois, GO, Refunding, Series A, 4.75%, 1/01/38 (f)	1,000	949,570
	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds,
	Class A, 8%, 6/15/23 (d)	850	794,215
	Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding
	Bonds, 5%, 7/01/24 (b)	1,415	1,441,715
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern
	University), 5%, 12/01/33	5,000	4,956,800
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	295	248,375
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	575	548,763
	Illinois State Financing Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (o)	300	143,892
			9,083,330

BlackRock Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Kentucky - 7.3%	Kentucky Economic Development Finance Authority, Health System Revenue
	Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.20%, 10/01/24 (f)(n)	$17,780	$7,045,147
Louisiana - 1.4%	Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue
	Bonds (Home Ownership Program), Series A, 5.25%, 12/01/39 (g)(h)	1,303	1,305,814
Maryland - 2.2%	Maryland State Community Development Administration, Department of
	Housing and Community Development, Residential Revenue Refunding Bonds,
	AMT, Series A, 4.70%, 9/01/37	2,500	2,117,050
Massachusetts -	Massachusetts State Water Resource Authority, General Revenue Refunding
2.0%	Bonds, Series A, 5%, 8/01/41	1,980	1,954,537
Michigan - 2.9%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry
	Ford Health System), Series A, 5.25%, 11/15/46	730	680,827
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy
	Health Services), Series X, 5.75%, 8/15/09 (c)(f)	2,000	2,122,460
			2,803,287
Missouri - 6.9%	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
	Bonds (Plum Point Project), 4.60%, 1/01/36 (f)	2,385	2,153,202
	Missouri State Health and Educational Facilities Authority, Health Facilities
	Revenue Refunding Bonds (Saint Anthony's Medical Center), 6.125%, 12/01/10 (c)	2,000	2,203,060
	Missouri State Housing Development Commission, S/F Mortgage Revenue
	Refunding Bonds (Homeownership Loan Program), AMT, Series B-1, 5.05%,
	3/01/38 (g)(h)	2,230	2,235,597
			6,591,859
Nebraska - 1.2%	Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
	Series A, 4.75%, 2/01/44	1,205	1,132,073
Nevada - 0.9%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada
	Project), 5%, 5/15/29	905	864,049
New Jersey - 3.1%	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue
	Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	645	547,302
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	2,480	2,382,139
			2,929,441
New York - 6.8%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/35 (o)	315	244,248
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	4,395	4,520,038
	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs
	Headquarters), 5.25%, 10/01/35	1,775	1,790,514
			6,554,800
Ohio - 6.1%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,105	1,067,419
	Ohio State Air Quality Development Authority, Revenue Refunding Bonds
	(Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (i)	5,265	4,841,641
			5,909,060

BlackRock Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Oklahoma - 2.2%	Oklahoma State Development Finance Authority, Revenue Refunding Bonds
	(Saint John Health System), 5%, 2/15/42	$905	$844,953
	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A,
	7.75%, 6/01/35	1,225	1,259,998
			2,104,951
Pennsylvania -	Pennsylvania Economic Development Financing Authority, Exempt Facilities
7.2%	Revenue Bonds (Amtrak Project), AMT, Series A, 6.50%, 11/01/16	1,000	1,049,150
	Pennsylvania Economic Development Financing Authority, Exempt Facilities
	Revenue Bonds (Amtrak Project), AMT, Series A, 6.125%, 11/01/21	700	714,483
	Pennsylvania Economic Development Financing Authority, Exempt Facilities
	Revenue Bonds (Amtrak Project), AMT, Series A, 6.25%, 11/01/31	1,000	1,001,000
	Pennsylvania Economic Development Financing Authority, Exempt Facilities
	Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%, 12/01/36	2,745	2,743,957
	Pennsylvania Economic Development Financing Authority, Resource Recovery
	Revenue Refunding Bonds (Colver Project), Series G, 5.125%, 12/01/15	1,000	948,540
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A,
	4.60%, 10/01/27	420	370,091
	Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
	(Capital Projects and Equipment Program), 6.15%, 12/01/29 (j)	105	104,865
			6,932,086
South Carolina -	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
3.1%	(Palmetto Health Alliance), Series C, 7%, 8/01/13 (c)	2,500	2,978,805
South Dakota -	South Dakota State Health and Educational Facilities Authority Revenue Bonds
0.9%	(Sanford Health), 5%, 11/01/40	910	831,995
Tennessee - 3.4%	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue
	Bonds, AMT, Series D, 6%, 3/01/24 (j)	2,000	2,030,260
	Shelby County, Tennessee, Health, Educational and Housing Facility Board,
	Hospital Revenue Refunding Bonds (Saint Jude Children's Research Hospital),
	5%, 7/01/31	1,270	1,249,324
			3,279,584
Texas - 14.8%	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
	Senior Lien, Series A, 6.146%, 11/15/38 (f)(n)	4,750	685,995
	La Joya, Texas, Independent School District, GO, 5%, 2/15/34	4,060	4,030,606
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A,
	5.50%, 5/15/21 (j)	1,500	1,541,565
	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks
	and Sewer System, GO, 4.75%, 3/01/30 (f)	295	281,831
	Pearland, Texas, GO, Refunding, 4.75%, 3/01/29 (i)	1,000	945,430

BlackRock Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/24	$1,095	$1,047,170
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, 6.06%, 8/15/31 (j)(n)	15,000	3,755,550
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, First Tier, Series A, 5%, 8/15/42 (j)	1,450	1,408,893
	Texas State, Water Financial Assistance, GO, Refunding, 5.75%, 8/01/22	500	522,230
			14,219,270
Virginia - 1.2%	Henrico County, Virginia, EDA, Residential Care Facility, Mortgage Revenue
	Refunding Bonds (Westminster-Canterbury Of Winchester, Inc.), 5%, 10/01/27	1,000	908,390
	Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding
	Bonds, Senior Series B-1, 5%, 6/01/47	270	213,068
			1,121,458
Washington - 1.5%	King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (b)	620	617,185
	Washington State Health Care Facilities Authority, Revenue Refunding Bonds
	(Providence Health System), Series A, 4.625%, 10/01/34 (i)	915	831,232
			1,448,417
Wisconsin - 6.0%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
	(Ascension Health), Series A, 5%, 11/15/31	4,665	4,538,672
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	1,375	1,215,913
			5,754,585
Puerto Rico - 1.4%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/34 (k)	1,355	1,388,076
	Total Municipal Bonds (Cost - $147,103,173) - 148.8%		143,197,970
	Corporate Bonds
Multi-State - 6.6%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (d)	2,000	2,190,720
	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (d)	4,000	4,140,520
	Total Corporate Bonds (Cost - $5,876,890) - 6.6%		6,331,240
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 2.16% (l)(m)	6,700,000	6,700,000
	Total Short-Term Securities (Cost - $6,700,000) - 6.9%		6,700,000
	Total Investments (Cost - $159,680,063*) - 162.3%		156,229,210
	Other Assets Less Liabilities - 2.1%		2,038,114
	Preferred Shares, at Redemption Value - (64.4%)		(62,027,424)
	Net Assets Applicable to Common Shares - 100.0%		$96,239,900

BlackRock Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)
*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$159,680,063
Gross unrealized appreciation	$3,140,383
Gross unrealized depreciation	(6,591,236)
Net unrealized depreciation	$(3,450,853)
(a)	CIFG Insured.
(b)	FSA Insured.
(c)	Prerefunded.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	XL Capital Insured.
(f)	MBIA Insured.
(g)	FHLMC Collateralized.
(h)	FNMA/GNMA Collateralized.
(i)	FGIC Insured.
(j)	AMBAC Insured.
(k)	Assured Guaranty Insured.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		Dividend
Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	$6,700,000	$12,329
(m)	Represents the current yield as of March 31, 2008.
(n)	Represents a zero coupon bond; the interest rate is the effective yield at time of purchase.
(o)	Security is illiquid.
•	Forward interest rate swaps outstanding as of March 31, 2008 were as follows:
	Notional
	Amount	Unrealized
	(000)	Depreciation
Pay a fixed rate of 4.3385% and receive a floating
based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires May 2018	$8,220	$(178,070)
Pay a fixed rate of 3.585% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index rate.
Broker, JPMorgan Chase
Expires April 2023	$10,750	(118,540)
Pay a fixed rate of 3.689% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index rate.
Broker, Citibank NA
Expires June 2028	$2,670	(13,430)
Total		$(310,040)

BlackRock Strategic Municipal Trust

• Effective January 1, 2008, the BlackRock Strategic Municipal Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 – price quotations in active markets/exchanges for identical securities
•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	0	0
Level 2	$156,229,210	$(310,040)
Level 3	0	0
Total	$156,229,210	$(310,040)
*Other financial instruments are derivative instruments such as swaps.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Strategic Municipal Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: May 22, 2008